Revenue	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue
8.	Revenue

	Six months ended June 30,
	2025	2026
Revenues from music related services	RMB’million	RMB’million
Membership services (note i)	8,718	9,360
Marketing and consumption services (note ii)	3,940	4,759

	12,658	14,119

Note i: As part of music related services, membership services primarily consist of membership fees paid for membership benefits and privileges, including access to music and audio content, and other benefits and privileges within music related services, majority of which were recognized over time.
Note ii: As part of music related services, marketing and consumption services primarily consist of advertising, offline performance related services and artist-related merchandise sales.
Among the total revenue for

the six months ended June 30, 2025 and 2026, revenue contributed by advertising services amounted to RMB
2,348
 million and RMB
2,524
 million, respectively.
During the six months ended June 30, 2025 and 2026, the majority of the revenue from music related services are recognized over time and the majority of the revenue from social entertainment services are recognized at a point in time.
The Group does not disclose the information about the remaining performance obligation as the majority of the performance obligations of the Group have an expected duration of one year or less.
Details of contract liabilities were disclosed in Note 24.